File No. 33-84546
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933


                                                               December 15, 2011

                          Supplement to the May 1, 2011
                     Statement of Additional Information for
                          Pioneer Variable Contracts Trust

 			Pioneer Emerging Markets VCT Portfolio


The following will supplement the information presented in the statement of additional information for Pioneer Emerging Markets VCT Portfolio. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
The table below indicates, for the portfolio manager of the portfolio, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of November 30, 2011. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.



                                                                           NUMBER OF         ASSETS
                                                                            ACCOUNTS        MANAGED
                                                                         MANAGED FOR      FOR WHICH
                                                                      WHICH ADVISORY       ADVISORY
NAME OF                                  NUMBER OF                            FEE IS         FEE IS
PORTFOLIO                                 ACCOUNTS    TOTAL ASSETS      PERFORMANCE-   PERFORMANCE-
MANAGER        TYPE OF ACCOUNT             MANAGED         MANAGED             BASED          BASED
-------------  ----------------------  -----------  --------------  ----------------  -------------
Sean Taylor    Other Registered
               Investment Companies            1    $385,576,000                 N/A            N/A
               Other Pooled
               Investment Vehicles             2    $1,071,426,000               N/A            N/A
               Other Accounts                  1    $388,666,0000                N/A            N/A
-------------  ----------------------  -----------  -----------     ----------------  -------------

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of November 30, 2011 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the portfolio.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Sean Taylor                               A
---------------------------------------- -------------------------------------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000

 								   25346-00-1211
                                         (C)2011 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds,
                                                                     Member SIPC